UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/15 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (38.0%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$399,581	$371,810

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			25,000	24,375

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,314,000	3,363,677

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,409,048	1,208,963

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,158,083	1,105,970

Belgium (Government of) sr. unsec. unsub. bonds 4 1/4s, 2022 (Belgium)		EUR	1,420,000	1,971,743

Belgium (Government of) unsec. bonds Ser. 60, 4 1/4s, 2041 (Belgium)		EUR	330,000	553,093

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019 (Brazil)			$100,000	109,750

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	506,732

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	790	208,904

Canada (Government of) sr. unsec. bonds 3 1/2s, 2045 (Canada)		CAD	440,000	439,071

Canada (Government of) unsec. bonds 1 1/4s, 2018 (Canada)		CAD	960,000	753,217

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)			$450,000	417,938

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	210,250

Denmark (Kingdom of) unsec. bonds 4 1/2s, 2039 (Denmark)		DKK	570,000	139,407

Denmark (Kingdom of) unsec. bonds 1 3/4s, 2025 (Denmark)		DKK	3,020,000	484,433

France (Government of) unsec. bonds 4 1/2s, 2041 (France)		EUR	830,000	1,431,121

France (Government of) unsec. bonds 4s, 2055 (France)		EUR	150,000	258,193

France (Government of) unsec. bonds 3 1/4s, 2021 (France)		EUR	4,180,000	5,402,688

France (Government of) unsec. bonds 1/2s, 2025 (France)		EUR	1,490,000	1,567,338

Germany (Federal Republic of) unsec. bonds 2 1/2s, 2044 (Germany)		EUR	1,460,000	2,070,177

Germany (Federal Republic of) unsec. bonds 1 3/4s, 2022 (Germany)		EUR	4,840,000	5,867,604

Germany (Federal Republic of) unsec. bonds 1/2s, 2025 (Germany)		EUR	420,000	455,928

Germany (Federal Republic of) unsec. bonds zero %, 2017 (Germany)		EUR	7,000,000	7,721,350

Germany (Federal Republic of) unsec. bonds Ser. 6, 4s, 2016 (Germany)		EUR	6,500,000	7,416,322

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			$62,000	63,860

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			168,573	157,405

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	1,530,000	1,119,599

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	1,767,000	1,428,870

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	317,294	154,647

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	28,208	13,786

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	304,883	149,964

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	209,696	103,674

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	156,727	78,062

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	123,946	62,160

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	140,182	71,190

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	81,475	42,124

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	794,541	415,552

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	244,903	129,880

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	757,185	407,973

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	397,416	217,018

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	665,365	368,350

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	1,422,812	818,070

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	498,058	288,889

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	767,884	456,789

Hungary (Government of) sr. unsec. unsub. notes 5 3/8s, 2024 (Hungary)			$470,000	514,274

Indonesia (Republic of) 144A sr. unsec. notes 5 1/8s, 2045 (Indonesia)			200,000	191,750

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			285,000	270,394

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)		EUR	930,000	1,263,500

Italy (Republic of) sr. unsec. bonds 4 3/4s, 2044 (Italy)		EUR	820,000	1,246,264

Italy (Republic of) sr. unsec. bonds 4 3/4s, 2023 (Italy)		EUR	1,950,000	2,653,514

Italy (Republic of) sr. unsec. bonds 2 1/2s, 2024 (Italy)		EUR	1,060,000	1,237,176

Italy (Republic of) sr. unsec. unsub. bonds 5 1/4s, 2017 (Italy)		EUR	2,120,000	2,565,629

Italy (Republic of) unsec. bonds 4 1/2s, 2023 (Italy)		EUR	1,750,000	2,340,518

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021 (Japan)		JPY	1,377,000,000	11,702,353

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125, 2.2s, 2031 (Japan)		JPY	308,000,000	2,980,817

Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32, 2.3s, 2040 (Japan)		JPY	407,000,000	3,951,550

Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.2s, 2051 (Japan)		JPY	230,000,000	2,214,132

Mexican (Government of) unsec. bonds 8s, 2020 (Mexico)		MXN	23,397,000	1,616,002

Netherlands (Government of) unsec. bonds 3 3/4s, 2042 (Netherlands)		EUR	290,000	488,823

Netherlands (Government of) unsec. bonds 2 1/4s, 2022 (Netherlands)		EUR	1,290,000	1,597,378

Norway (Government of) unsec. bonds Ser. 476, 3s, 2024 (Norway)		NOK	1,760,000	242,396

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,472,654

Panama (Republic of) sr. unsec. unsub. bonds 3 3/4s, 2025 (Panama)			$200,000	199,000

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			235,000	262,507

Poland (Republic of) unsec. bonds 3 1/4s, 2019 (Poland)		PLN	6,285,000	1,730,148

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			$600,000	550,500

South Africa (Republic of) sr. unsec. unsub. bonds 8s, 2018 (South Africa)		ZAR	14,180,000	1,134,125

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			$1,600,000	1,638,000

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	770,000	936,103

Spain (Kingdom of) sr. unsec. bonds 5.15s, 2044 (Spain)		EUR	350,000	552,435

Spain (Kingdom of) sr. unsec. bonds 4.4s, 2023 (Spain)		EUR	1,830,000	2,428,781

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65s, 2025 (Spain)		EUR	440,000	602,929

Spain (Kingdom of) sr. unsec. unsub. bonds 4s, 2020 (Spain)		EUR	490,000	617,163

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022 (Sweden)		SEK	6,310,000	884,340

Switzerland (Government of) bonds 2s, 2021 (Switzerland)		CHF	600,000	710,509

Turkey (Republic of) sr. unsec. notes 4 7/8s, 2043 (Turkey)			$1,000,000	900,000

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			375,000	219,375

United Kingdom Treasury unsec. bonds 4s, 2060 (United Kingdom)		GBP	1,560,000	3,461,513

United Kingdom Treasury unsec. bonds 3 3/4s, 2019 (United Kingdom)		GBP	920,000	1,581,583

United Kingdom Treasury unsec. bonds 1s, 2017 (United Kingdom)		GBP	1,050,000	1,648,211

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			$440,000	425,420

Total foreign government and agency bonds and notes (cost $121,010,532)				$109,639,682

CORPORATE BONDS AND NOTES (27.6%)(a)
			Principal amount	Value

Banking (5.9%)

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	710,000	$802,979

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			$200,000	217,000

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			435,000	417,592

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			460,000	474,950

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			853,000	844,470

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			195,000	200,119

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)			300,000	353,625

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			210,000	224,630

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			215,000	220,343

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			148,000	144,300

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			152,000	151,103

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			59,000	59,221

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			320,000	373,299

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	116,773

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)			865,000	1,085,835

Credit Agricole SA 144A jr. unsec. sub. FRN 7 7/8s, perpetual maturity (France)			735,000	762,578

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)			200,000	213,000

Credit Suisse Group AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)			340,000	376,503

Dresdner Funding Trust I 144A bonds 8.151s, 2031			1,000,000	1,255,000

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			116,000	107,880

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			300,000	332,854

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			250,000	331,817

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)			570,000	856,425

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,031,000	1,127,670

ING Groep NV jr. unsec. sub. FRN 6s, perpetual maturity (Netherlands)			655,000	656,638

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			630,000	620,845

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			530,000	596,250

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			430,000	434,509

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			470,000	487,167

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	652,416

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			330,000	362,469

Standard Chartered PLC 144A jr. sub. FRB 7.014s, perpetual maturity (United Kingdom)			100,000	111,035

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.286s, 2037			550,000	475,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	716,503

Wells Fargo Bank, NA sr. unsec. sub. notes Ser. BKNT, 6.6s, 2038			930,000	1,227,921

				17,391,469
Basic materials (1.9%)

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			160,000	169,600

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			200,000	223,750

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			231,000	225,310

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			285,000	278,406

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			4,000	4,748

Corp Nacional del Cobre de Chile 144A sr. unsec. unsub. notes 3 7/8s, 2021 (Chile)			200,000	202,039

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			175,000	175,168

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			305,000	302,200

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	164,323

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	341,322

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			360,000	342,721

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			233,000	225,658

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			462,000	421,932

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			230,000	221,292

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	166,254

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			160,000	166,424

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			99,000	106,460

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			41,000	44,491

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			160,000	167,331

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			120,000	121,014

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			105,000	111,581

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			160,000	166,395

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	175,860

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			440,000	594,106

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			73,000	95,316

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			300,000	380,927

				5,594,628
Capital goods (0.2%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			105,000	101,850

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			120,000	127,200

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			253,000	342,576

				571,626
Communication services (2.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	116,160

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	202,426

American Tower Corp. sr. unsec. notes 4s, 2025(R)			235,000	230,277

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)			125,000	127,848

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046			40,000	36,893

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			40,000	38,210

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			297,000	307,383

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			148,000	148,328

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			70,000	96,978

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			75,000	95,188

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	204,120

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	151,474

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			125,000	157,369

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			90,000	97,924

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			215,000	204,297

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			350,000	370,389

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			270,000	275,924

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			255,000	345,974

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			800,000	804,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			340,000	379,059

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			28,800	748,224

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			315,000	315,084

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048			622,000	552,736

				6,006,265
Consumer cyclicals (2.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			115,000	161,043

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			194,000	211,945

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			565,000	569,223

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			162,000	212,877

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			425,000	452,625

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			215,000	205,723

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			235,000	261,712

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			630,000	959,886

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			122,000	155,834

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			15,000	19,844

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			265,000	289,347

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			171,000	173,219

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			244,000	246,436

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			222,000	219,085

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			30,000	31,050

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			215,000	248,755

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			250,000	237,795

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			61,000	69,452

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			29,000	31,476

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			160,000	156,931

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			262,000	256,760

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	163,669

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			220,000	236,775

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	128,604

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	30,076

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			68,000	85,237

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			150,000	152,696

Owens Corning company guaranty sr. unsec. notes 9s, 2019			15,000	17,843

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			116,000	113,612

QVC, Inc. company guaranty sr. notes 4.85s, 2024			260,000	260,427

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			205,000	205,513

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			355,000	347,966

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	285,860

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			125,000	124,219

				7,323,515
Consumer finance (0.2%)

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			125,000	125,204

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			215,000	210,290

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	239,800

				575,294
Consumer staples (1.5%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			21,000	35,151

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	232,543

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	247,683

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			50,000	64,704

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			75,000	75,188

CVS Pass-Through Trust sr. notes 6.036s, 2028			60,225	68,086

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			307,063	381,020

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			15,000	13,780

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			85,000	105,649

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			726,000	786,713

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			277,000	281,067

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			500,000	477,396

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			550,000	549,750

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			589,000	709,501

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			205,000	214,915

				4,243,146
Energy (1.8%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			165,000	185,365

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	212,532

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			340,000	291,550

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)			260,000	238,550

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			405,000	379,500

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			66,000	65,175

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			16,000	15,680

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	242,140

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			310,000	277,512

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	51,070

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			160,000	122,199

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	192,540

Petrobras Global Finance BV company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	57,232

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	209,466

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			185,000	185,255

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			350,000	169,750

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			30,000	9,795

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			11,000	6,930

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			701,000	472,299

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			155,000	50,546

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			55,000	53,764

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			315,000	294,890

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	452,904

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	21,756

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	82,337

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	183,225

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	8,891

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			675,000	638,871

Williams Partners LP sr. unsec. notes 5.4s, 2044			45,000	40,664

Williams Partners LP sr. unsec. notes 4.3s, 2024			45,000	43,631

				5,256,019
Financial (1.7%)

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	317,700

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			335,000	328,727

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			320,000	333,835

GE Capital Trust IV 144A unsec. sub. FRB 4 5/8s, 2066		EUR	90,000	101,003

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			$380,000	504,239

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	229,444

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			11,000	13,165

HSBC Holdings PLC jr. unsec. sub. FRB 6 3/8s, perpetual maturity (United Kingdom)			200,000	201,250

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	105,306

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			100,000	100,112

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)			820,000	905,952

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			275,000	269,500

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			450,000	455,850

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			520,000	543,400

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			500,000	457,500

				4,866,983
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			44,000	43,347

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			58,000	54,687

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			29,000	28,527

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			200,000	245,242

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			120,000	131,100

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			135,000	144,788

HCA, Inc. company guaranty sr. notes 5s, 2024			75,000	78,094

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			195,000	195,177

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			195,000	194,640

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			100,000	103,025

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			180,000	172,800

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	30,713

				1,422,140
Insurance (2.7%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			295,000	381,013

Aflac, Inc. sr. unsec. notes 6.45s, 2040			108,000	132,397

American International Group, Inc. jr. sub. FRB 8.175s, 2058			414,000	554,760

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			545,000	496,508

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			485,000	501,975

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			220,000	229,900

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			556,000	330,820

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			220,000	247,500

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	770,250

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7s, 2037			265,000	271,625

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			635,000	966,916

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			330,000	412,500

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			45,000	68,526

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	32,541

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			90,000	97,197

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			445,000	463,913

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			90,000	93,150

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			268,000	261,300

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	106,410

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			210,000	261,629

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			170,000	227,421

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			405,000	451,325

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037			300,000	307,500

				7,667,076
Investment banking/Brokerage (0.2%)

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			447,000	431,510

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			62,000	65,968

				497,478
Real estate (1.2%)

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			465,000	448,725

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			456,000	472,575

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			190,000	231,611

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			150,000	155,211

EPR Properties unsec. notes 5 1/4s, 2023(R)			285,000	297,683

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			155,000	151,079

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			160,000	156,865

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			155,000	160,681

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			205,000	215,250

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			80,000	84,449

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			270,000	289,202

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			725,000	733,475

				3,396,806
Supra-Nation (1.7%)

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Supra-Nation)		GBP	1,900,000	4,163,309

European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4 1/8s, 2024 (Supra-Nation)		EUR	450,000	639,610

				4,802,919
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			$435,000	444,729

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			95,000	96,056

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			230,000	242,234

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			100,000	112,750

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045			32,000	30,219

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			225,000	225,563

				1,151,551
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	331,522

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	11,725

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			35,054	36,588

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			46,564	48,194

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			87,994	100,533

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	159,902

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			161,195	181,344

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			165,000	164,381

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			30,892	32,977

				1,067,166
Utilities and power (2.7%)

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			11,000	11,880

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			65,000	63,571

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			360,000	380,540

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	359,574

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	124,405

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	107,417

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			465,000	609,535

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,114,000	1,143,243

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			175,000	193,021

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			515,000	525,017

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	216,700

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			125,000	117,310

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			830,000	864,393

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			155,000	193,083

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	137,606

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			312,000	279,234

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			40,000	38,772

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			270,000	286,495

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			240,000	213,600

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			530,000	654,688

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			340,000	315,775

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067			830,000	738,700

West Penn Power Co. 144A sr. bonds 5.95s, 2017			170,000	185,538

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			35,000	34,527

				7,794,624

Total corporate bonds and notes (cost $77,420,719)				$79,628,705

MORTGAGE-BACKED SECURITIES (23.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (6.0%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.689s, 2025 (Bermuda)			$817,000	$817,000

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.851s, 2032			68,986	97,174
IFB Ser. 3408, Class EK, 25.039s, 2037			21,263	33,348
IFB Ser. 3072, Class SM, 23.11s, 2035			66,240	99,641
IFB Ser. 3072, Class SB, 22.963s, 2035			59,481	89,135
IFB Ser. 3249, Class PS, 21.657s, 2036			42,950	63,003
IFB Ser. 3065, Class DC, 19.298s, 2035			76,559	110,998
IFB Ser. 2990, Class LB, 16.467s, 2034			61,553	81,607
IFB Ser. 314, Class AS, IO, 5.703s, 2043			1,531,498	377,215
Ser. 3707, Class PI, IO, 4 1/2s, 2025			351,803	31,391
Ser. 4193, Class PI, IO, 4s, 2043			2,035,935	340,005
Ser. 304, Class C53, IO, 4s, 2032			3,977,230	666,345
Ser. 4369, Class IA, IO, 3 1/2s, 2044			2,523,911	477,670
Ser. 4141, Class PI, IO, 3s, 2042			3,452,484	438,880
Ser. 4165, Class TI, IO, 3s, 2042			9,091,921	1,078,302
Ser. 4206, Class IP, IO, 3s, 2041			2,988,013	374,517
Ser. 3300, PO, zero %, 2037			6,159	5,329
Ser. 3326, Class WF, zero %, 2035			2,592	2,131

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.868s, 2036			54,131	83,461
IFB Ser. 07-53, Class SP, 23.502s, 2037			55,533	84,635
IFB Ser. 05-75, Class GS, 19.679s, 2035			48,705	66,224
IFB Ser. 10-46, Class SB, IO, 6.26s, 2040			730,213	120,018
IFB Ser. 13-102, Class SH, IO, 5.71s, 2043			1,878,392	460,187
Ser. 15-4, Class IO, IO, 4 1/2s, 2045			1,416,108	292,681
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			759,762	93,732
Ser. 418, Class C24, IO, 4s, 2043			2,106,976	440,045
Ser. 409, Class C16, IO, 4s, 2040			966,761	183,869
Ser. 418, Class C15, IO, 3 1/2s, 2043			2,302,070	488,722
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			2,231,423	326,435
Ser. 13-55, Class IK, IO, 3s, 2043			1,972,896	258,489
Ser. 13-35, Class IP, IO, 3s, 2042			4,900,452	524,884
Ser. 13-55, Class PI, IO, 3s, 2042			4,996,320	563,135
Ser. 13-23, Class PI, IO, 3s, 2041			6,377,357	568,669
Ser. 14-28, Class AI, IO, 3s, 2040			3,679,265	491,239
Ser. 13-55, Class MI, IO, 3s, 2032			3,011,836	365,516
FRB Ser. 03-W10, Class 1, IO, 0.89s, 2043			494,676	10,068
Ser. 07-64, Class LO, PO, zero %, 2037			10,365	9,544
Federal National Mortage Association Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.191s, 2025			282,000	271,879

Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, 6.263s, 2040			2,295,644	378,230
IFB Ser. 13-129, Class CS, IO, 5.962s, 2042			1,948,985	280,401
Ser. 10-35, Class UI, IO, 5s, 2040			879,184	180,233
Ser. 10-9, Class UI, IO, 5s, 2040			1,073,767	218,247
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,215,070	220,499
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			1,466,921	205,765
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,489,873	447,978
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			1,811,698	349,638
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,766,658	126,418
Ser. 15-40, IO, 4s, 2045			2,053,780	501,964
Ser. 13-24, Class PI, IO, 4s, 2042			967,826	167,976
Ser. 13-49, Class OI, IO, 3 1/2s, 2043			2,688,742	468,029
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,834,776	249,016
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			2,644,631	388,496
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			2,327,412	158,799
Ser. 13-53, Class PI, IO, 3s, 2041			4,799,785	524,376
Ser. 14-115, Class QI, IO, 3s, 2029			4,358,718	449,079
Ser. 14-44, Class IC, IO, 3s, 2028			5,791,988	627,249
Ser. 14-H12, Class BI, IO, 1.539s, 2064			4,871,288	463,747

				17,293,263
Commercial mortgage-backed securities (13.2%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.623s, 2049			26,755	26,830
Ser. 06-5, Class A2, 5.317s, 2047			61,584	61,569

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.343s, 2051			5,504,923	40,070

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class B, 5.118s, 2045			423,000	427,228

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.172s, 2042			193,495	277

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 2023		CAD	2,065,186	1
Ser. 07-CD1A, IO, zero %, 2021		CAD	849,450	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.43s, 2039			$959,000	957,734
FRB Ser. 06-PW11, Class C, 5.43s, 2039			403,000	402,271
FRB Ser. 06-PW14, Class X1, IO, 0.637s, 2038			4,869,507	68,952

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.164s, 2044			3,846,741	11,871

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.574s, 2047			329,000	348,960
FRB Ser. 11-C1, Class E, 5.537s, 2044			363,000	309,418

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.105s, 2046			447,000	475,496
Ser. 14-GC21, Class AS, 4.026s, 2047			749,000	783,439

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.543s, 2049			34,775,908	312,983

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.155s, 2045			1,208,958	122,451

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			824,000	842,375
FRB Ser. 14-CR18, Class C, 4.739s, 2047			1,199,000	1,236,161
FRB Ser. 12-CR1, Class XA, IO, 2.102s, 2045			5,392,411	510,866
FRB Ser. 14-UBS6, Class XA, IO, 1.08s, 2047			10,534,720	712,821
FRB Ser. 13-CR13, Class XA, IO, 0.999s, 2023			9,350,568	485,949

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			489,000	369,646
FRB Ser. 07-C9, Class AJFL, 0.879s, 2049			1,722,000	1,684,529

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.585s, 2039			7,351,999	34,937
FRB Ser. 07-C2, Class AX, IO, 0.062s, 2049			8,339,495	26,686

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			127,214	134,211
FRB Ser. 03-C3, Class AX, IO, 1.928s, 2038			84,112	6

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC, IO, 0.198s, 2049			28,144,445	93,777

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.711s, 2046			7,265,375	644,221

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			983,000	937,900
FRB Ser. 13-GC10, Class E, 4.414s, 2046			650,000	562,900

GS Mortgage Securities Trust 144A FRB Ser. 12-GC6, Class D, 5.632s, 2045			971,000	1,013,510

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class XA, IO, 0.876s, 2045			41,592,093	1,507,410

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.421s, 2047			474,000	475,541

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			487,000	502,267
FRB Ser. 07-LD12, Class A3, 5.938s, 2051			67,677	67,740
FRB Ser. 06-LDP7, Class B, 5.905s, 2045			914,000	667,446
Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,820,000	1,839,965
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			406,000	405,087
FRB Ser. 13-C10, Class C, 4.157s, 2047			758,000	763,895
FRB Ser. 13-C16, Class XA, IO, 1.349s, 2046			13,771,997	837,709
FRB Ser. 06-LDP8, Class X, IO, 0.505s, 2045			1,536,033	7,302
FRB Ser. 06-CB17, Class X, IO, 0.469s, 2043			20,470,807	101,249
FRB Ser. 07-LDPX, Class X, IO, 0.281s, 2049			13,984,672	132,197

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.176s, 2051			401,000	385,890
FRB Ser. 12-C6, Class E, 5.199s, 2045			2,169,000	2,183,405
FRB Ser. 12-C8, Class D, 4.665s, 2045			1,932,000	1,974,274
FRB Ser. 07-CB20, Class X1, IO, 0.315s, 2051			6,107,642	39,052

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	124,819

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class C, 5.35s, 2040			763,000	762,260
Ser. 06-C7, Class A2, 5.3s, 2038			312,664	313,133
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			795,792	6,971

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.674s, 2039			24,701,906	161,328
FRB Ser. 06-C7, Class XCL, IO, 0.653s, 2038			2,194,932	16,190
FRB Ser. 06-C7, Class XW, IO, 0.653s, 2038			1,197,298	8,831
FRB Ser. 07-C2, Class XCL, IO, 0.539s, 2040			5,100,382	44,679
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			67,416	4

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.447s, 2048			373,000	325,972

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.835s, 2050			80,356	80,587

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.501s, 2049			90,354	10,165

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 15-C24, Class D, 3.257s, 2047			487,000	381,267
FRB Ser. 12-C6, Class XA, IO, 2.119s, 2045			9,244,984	781,201

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.678s, 2049			44,602	44,669
FRB Ser. 07-HQ12, Class A2FX, 5.678s, 2049			303,852	302,831
Ser. 07-IQ14, Class A2, 5.61s, 2049			97,359	97,519
Ser. 07-HQ11, Class C, 5.558s, 2044			477,000	476,957
Ser. 07-HQ11, Class AJ, 5.508s, 2044			327,000	330,407

Morgan Stanley Capital I Trust 144A FRB Ser. 05-HQ5, Class X1, IO, 0.026s, 2042			4,409,126	1,279

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 9.572s, 2039			222,734	210,345

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			513,168	513,168

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.831s, 2045			5,022,812	474,239

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.714s, 2043			329,000	335,580
Ser. 06-C24, Class AJ, 5.658s, 2045			241,000	243,073
FRB Ser. 07-C34, IO, 0.303s, 2046			1,768,628	13,265

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			446,000	458,845
Ser. 13-C18, Class AS, 4.387s, 2046			765,000	826,667
Ser. 13-UBS1, Class AS, 4.306s, 2046			476,000	511,510
FRB Ser. 13-C14, Class XA, IO, 0.904s, 2046			10,728,899	523,141

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.635s, 2044			403,000	429,058
FRB Ser. 11-C2, Class D, 5.463s, 2044			1,758,000	1,866,328
FRB Ser. 11-C4, Class E, 5.266s, 2044			861,000	925,344
FRB Ser. 12-C10, Class D, 4.457s, 2045			372,000	359,445
FRB Ser. 12-C10, Class XA, IO, 1.774s, 2045			6,026,415	551,417
FRB Ser. 13-C12, Class XA, IO, 1.478s, 2048			1,940,013	144,108

				38,187,077
Residential mortgage-backed securities (non-agency) (4.0%)

BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.226s, 2046			190,000	147,440

BCAP, LLC Trust 144A
FRB Ser. 13-RR1, Class 9A4, 5.54s, 2036			497,730	503,205
FRB Ser. 14-RR1, Class 2A2, 2.356s, 2036			1,000,000	850,000
FRB Ser. 15-RR6, Class 3A2, 1.096s, 2046			930,000	799,800

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.711s, 2035			462,652	394,128

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.062s, 2034			12,196	8,170

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.41s, 2036			850,000	688,500

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	121,603	192,940
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	327,000	362,001

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			$170,000	136,043

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A9, 0.707s, 2035			1,539,000	1,328,311

RALI Trust FRB Ser. 07-QH6, Class A1, 0.381s, 2037			357,146	300,610

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.691s, 2045			1,627,748	1,432,418
FRB Ser. 05-AR13, Class A1C3, 0.681s, 2045			3,041,164	2,641,287
FRB Ser. 05-AR9, Class A1C3, 0.671s, 2045			1,114,014	1,024,893
FRB Ser. 05-AR2, Class 2A1B, 0.561s, 2045			821,569	747,628

				11,557,374

Total mortgage-backed securities (cost $66,365,999)				$67,037,714

ASSET-BACKED SECURITIES (3.7%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017			$2,948,000	$2,948,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			7,687,000	7,687,000

Total asset-backed securities (cost $10,635,000)				$10,635,000

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (2.1%)(a)
			Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates 3s, TBA, August 1, 2045			$6,000,000	$6,036,094

Total U.S. government agency mortgage obligations (cost $5,990,938)				$6,036,094

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$46,260,000	$36,546

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		9,727,900	15,467

Barclays Bank PLC

2.2775/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.2775		4,569,000	39,476

2.1575/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.1575		4,569,000	22,205

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		19,143,200	32,352

Credit Suisse International

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		20,558,200	278,153

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		2,333,000	195,879

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		2,333,000	115,810

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		3,752,875	168,879

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		19,143,200	26,992

2.22/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.22		16,339,000	19,770

(2.52)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.52		16,339,000	1,144

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		22,980,200	33,321

Total purchased swap options outstanding (cost $973,066)				$985,994

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 4.0s TBA commitments (Call)	Aug-15/$106.05		$2,000,000	$7,280

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/103.23		9,500,000	54,283

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/100.94		9,000,000	32,472

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/99.38		9,000,000	110,061

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		10,000,000	21,780

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/99.92		15,600,000	114,114

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/99.02		7,200,000	113,774

Total purchased options outstanding (cost $523,265)				$453,764

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$141,729

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	131,865

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	134,166

Total municipal bonds and notes (cost $310,645)				$407,760

SHORT-TERM INVESTMENTS (7.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.11%(AFF)		Shares	11,669,496	$11,669,496

SSgA Prime Money Market Fund Class N 0.06%(P)		Shares	120,000	120,000

U.S. Treasury Bills 0.01%, November 5, 2015(SEGSF)(SEGCCS)			$3,703,000	3,702,167

U.S. Treasury Bills 0.01%, October 8, 2015(SEGCCS)			110,000	109,989

U.S. Treasury Bills 0.02%, August 13, 2015(SEG)(SEGSF)			970,000	969,994

U.S. Treasury Bills 0.02%, August 20, 2015(SEGSF)(SEGCCS)			670,000	669,995

U.S. Treasury Bills 0.02%, August 27, 2015(SEGSF)(SEGCCS)			147,000	146,998

U.S. Treasury Bills 0.02%, August 6, 2015(SEG)(SEGSF)			335,000	334,999

U.S. Treasury Bills 0.02%, October 15, 2015(SEG)(SEGSF)(SEGCCS)			1,135,000	1,134,885

U.S. Treasury Bills 0.03%, October 22, 2015(SEGSF)(SEGCCS)			1,570,000	1,569,782

U.S. Treasury Bills 0.04%, November 19, 2015(SEGCCS)			1,125,000	1,124,764

Total short-term investments (cost $21,553,965)				$21,553,069

TOTAL INVESTMENTS

Total investments (cost $304,784,129)(b)				$296,377,782

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $159,968,672) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/21/15	$11,137	$11,668	$531
	British Pound	Buy	9/16/15	31,068	21,598	9,470
	Canadian Dollar	Buy	10/21/15	283,306	289,909	(6,603)
	Euro	Sell	9/16/15	1,764,337	1,770,410	6,073
	Japanese Yen	Sell	8/19/15	580,878	586,509	5,631
	Mexican Peso	Buy	10/21/15	742,520	762,558	(20,038)
	New Zealand Dollar	Sell	10/21/15	323,173	329,626	6,453
	Norwegian Krone	Buy	9/16/15	47,993	50,241	(2,248)
	South Korean Won	Buy	8/19/15	423,356	458,027	(34,671)
	Swedish Krona	Sell	9/16/15	726,005	752,342	26,337
Barclays Bank PLC
	Australian Dollar	Sell	10/21/15	201,057	173,103	(27,954)
	British Pound	Buy	9/16/15	40,591	25,515	15,076
	Canadian Dollar	Sell	10/21/15	2,058,882	2,143,207	84,325
	Czech Koruna	Buy	9/16/15	62,867	62,918	(51)
	Euro	Buy	9/16/15	1,681,482	1,704,604	(23,122)
	Japanese Yen	Buy	8/19/15	462,985	537,910	(74,925)
	Mexican Peso	Buy	10/21/15	878,153	902,046	(23,893)
	New Zealand Dollar	Sell	10/21/15	894,401	923,502	29,101
	Norwegian Krone	Buy	9/16/15	704,580	736,157	(31,577)
	Norwegian Krone	Sell	9/16/15	715,147	728,203	13,056
	Singapore Dollar	Sell	8/19/15	1,011,279	1,044,489	33,210
	South African Rand	Sell	10/21/15	1,030,111	1,055,375	25,264
	South Korean Won	Sell	8/19/15	1,178,603	1,272,539	93,936
	Swedish Krona	Sell	9/16/15	799,508	837,369	37,861
	Swiss Franc	Buy	9/16/15	1,046,302	1,069,045	(22,743)
	Thai Baht	Sell	8/19/15	194,876	206,125	11,249
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	11,575	9,406	2,169
	Brazilian Real	Sell	10/2/15	77,631	85,746	8,115
	British Pound	Buy	9/16/15	1,019,292	1,007,503	11,789
	Canadian Dollar	Buy	10/21/15	306,463	341,957	(35,494)
	Chilean Peso	Buy	10/21/15	30,078	31,534	(1,456)
	Danish Krone	Sell	9/16/15	420,865	427,598	6,733
	Euro	Sell	9/16/15	7,331,952	7,260,971	(70,981)
	Japanese Yen	Buy	8/19/15	47,599	44,003	3,596
	Mexican Peso	Buy	10/21/15	236,145	242,660	(6,515)
	New Zealand Dollar	Buy	10/21/15	37,395	38,147	(752)
	Norwegian Krone	Buy	9/16/15	148,479	155,271	(6,792)
	Philippine Peso	Buy	8/19/15	406,189	415,378	(9,189)
	Swedish Krona	Sell	9/16/15	751,840	764,612	12,772
	Swiss Franc	Sell	9/16/15	112,547	112,095	(452)
	Thai Baht	Buy	8/19/15	325,131	344,586	(19,455)
Credit Suisse International
	Australian Dollar	Buy	10/21/15	367,973	396,543	(28,570)
	British Pound	Sell	9/16/15	4,250,305	4,151,011	(99,294)
	Canadian Dollar	Buy	10/21/15	1,514,891	1,582,006	(67,115)
	Euro	Sell	9/16/15	13,419,109	13,527,748	108,639
	Indian Rupee	Buy	8/19/15	158,006	146,040	11,966
	Japanese Yen	Sell	8/19/15	2,285,131	2,349,698	64,567
	New Zealand Dollar	Sell	10/21/15	262,619	285,228	22,609
	Norwegian Krone	Buy	9/16/15	200,594	209,645	(9,051)
	Singapore Dollar	Sell	8/19/15	789,715	815,643	25,928
	South Korean Won	Buy	8/19/15	626,505	682,630	(56,125)
	Swedish Krona	Sell	9/16/15	1,791,092	1,870,321	79,229
	Swiss Franc	Sell	9/16/15	1,188,593	1,215,189	26,596
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	488,375	510,890	(22,515)
	British Pound	Buy	9/16/15	1,993,779	1,957,006	36,773
	Canadian Dollar	Sell	10/21/15	501,576	522,048	20,472
	Euro	Sell	9/16/15	8,286,314	8,266,134	(20,180)
	Japanese Yen	Sell	8/19/15	3,659,971	3,760,733	100,762
	New Zealand Dollar	Buy	10/21/15	53,993	55,078	(1,085)
	Norwegian Krone	Buy	9/16/15	67,965	71,113	(3,148)
	Polish Zloty	Sell	9/16/15	1,914,332	1,951,219	36,887
	Swedish Krona	Sell	9/16/15	8,271	8,457	186
	Swiss Franc	Buy	9/16/15	258,777	271,369	(12,592)
	Turkish Lira	Sell	9/16/15	42,517	43,288	771
Goldman Sachs International
	Australian Dollar	Sell	10/21/15	269,556	282,180	12,624
	British Pound	Buy	9/16/15	1,331,528	1,299,997	31,531
	Canadian Dollar	Sell	10/21/15	557,365	580,168	22,803
	Euro	Sell	9/16/15	7,975,336	7,967,023	(8,313)
	Japanese Yen	Sell	8/19/15	3,114,705	3,222,450	107,745
	New Zealand Dollar	Sell	10/21/15	119,271	121,682	2,411
	Norwegian Krone	Sell	9/16/15	301,558	315,567	14,009
	South African Rand	Buy	10/21/15	12,304	12,559	(255)
	Swedish Krona	Sell	9/16/15	90,986	93,107	2,121
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	378,383	395,864	(17,481)
	British Pound	Sell	9/16/15	4,330,081	4,239,658	(90,423)
	Canadian Dollar	Sell	10/21/15	2,794,469	2,909,443	114,974
	Euro	Sell	9/16/15	7,706,883	7,676,101	(30,782)
	Japanese Yen	Buy	8/19/15	702,635	728,931	(26,296)
	New Zealand Dollar	Buy	10/21/15	377,429	385,089	(7,660)
	Swedish Krona	Sell	9/16/15	17,842	18,252	410
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	141,876	166,915	(25,039)
	British Pound	Buy	9/16/15	208,261	190,328	17,933
	Canadian Dollar	Buy	10/21/15	193,736	212,916	(19,180)
	Euro	Buy	9/16/15	3,982,943	4,000,572	(17,629)
	Indian Rupee	Buy	8/19/15	9,530	9,431	99
	Japanese Yen	Buy	8/19/15	98,086	94,971	3,115
	Malaysian Ringgit	Buy	8/19/15	169,800	179,350	(9,550)
	Mexican Peso	Sell	10/21/15	332,584	341,614	9,030
	New Zealand Dollar	Sell	10/21/15	949,379	977,246	27,867
	Norwegian Krone	Buy	9/16/15	62,780	100,496	(37,716)
	Philippine Peso	Buy	8/19/15	406,187	414,035	(7,848)
	Russian Ruble	Buy	9/16/15	73,613	83,422	(9,809)
	Singapore Dollar	Sell	8/19/15	790,080	810,953	20,873
	South African Rand	Buy	10/21/15	196,916	201,732	(4,816)
	South Korean Won	Sell	8/19/15	195,462	210,826	15,364
	Swedish Krona	Sell	9/16/15	1,549,642	1,604,975	55,333
	Swiss Franc	Sell	9/16/15	412,883	421,445	8,562
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	510,140	551,338	(41,198)
	British Pound	Sell	9/16/15	4,072,017	3,986,076	(85,941)
	Canadian Dollar	Sell	10/21/15	205,048	217,711	12,663
	Euro	Sell	9/16/15	11,628,619	11,624,131	(4,488)
	Japanese Yen	Sell	8/19/15	138,271	159,170	20,899
	New Zealand Dollar	Sell	10/21/15	298,833	322,621	23,788
	Norwegian Krone	Buy	9/16/15	481,702	520,693	(38,991)
	Singapore Dollar	Buy	8/19/15	55,883	60,368	(4,485)
	Swedish Krona	Sell	9/16/15	767,049	806,656	39,607
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	619,330	648,339	(29,009)
	Brazilian Real	Buy	10/2/15	594,808	657,504	(62,696)
	British Pound	Buy	9/16/15	5,279,432	5,150,562	128,870
	Canadian Dollar	Buy	10/21/15	90,869	94,593	(3,724)
	Chilean Peso	Buy	10/21/15	10,499	18,738	(8,239)
	Euro	Buy	9/16/15	3,699,326	3,481,603	217,723
	Hungarian Forint	Buy	9/16/15	773,796	773,358	438
	Israeli Shekel	Sell	10/21/15	23,495	23,515	20
	Japanese Yen	Sell	8/19/15	27,513	42,425	14,912
	Malaysian Ringgit	Buy	8/19/15	64,791	68,485	(3,694)
	New Zealand Dollar	Sell	10/21/15	533,373	544,173	10,800
	Norwegian Krone	Sell	9/16/15	228,883	240,041	11,158
	Singapore Dollar	Sell	8/19/15	993,720	1,020,947	27,227
	Swedish Krona	Buy	9/16/15	627,838	636,382	(8,544)
	Swiss Franc	Buy	9/16/15	104,050	109,413	(5,363)
	Turkish Lira	Buy	9/16/15	98,932	131,247	(32,315)
UBS AG
	Australian Dollar	Buy	10/21/15	1,158,952	1,212,503	(53,551)
	British Pound	Sell	9/16/15	1,943,977	1,881,013	(62,964)
	Canadian Dollar	Sell	10/21/15	292,325	304,265	11,940
	Chilean Peso	Buy	10/21/15	907	952	(45)
	Euro	Sell	9/16/15	170,653	167,934	(2,719)
	Israeli Shekel	Sell	10/21/15	5,092	5,092	—
	Japanese Yen	Sell	8/19/15	1,704,620	1,736,951	32,331
	New Zealand Dollar	Buy	10/21/15	47,105	48,056	(951)
	Norwegian Krone	Buy	9/16/15	12,267	12,824	(557)
	Swedish Krona	Sell	9/16/15	351,936	355,584	3,648
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	372,195	389,575	(17,380)
	British Pound	Buy	9/16/15	1,916,345	1,871,397	44,948
	Canadian Dollar	Buy	10/21/15	141,768	147,582	(5,814)
	Euro	Buy	9/16/15	944,694	944,045	649
	Japanese Yen	Sell	8/19/15	2,451,601	2,548,067	96,466
	New Zealand Dollar	Buy	10/21/15	881,674	899,699	(18,025)
	South Korean Won	Buy	8/19/15	831,327	898,247	(66,920)

Total						$534,027

FUTURES CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	13	$1,214,331	Sep-15	$25,877
Canadian Government Bond 10 yr (Long)	7	765,806	Sep-15	22,726
Euro-Bobl 5 yr (Short)	45	6,440,087	Sep-15	(57,452)
Euro-Bund 10 yr (Long)	71	12,039,462	Sep-15	265,319
Euro-Bund 10 yr (Short)	41	6,952,366	Sep-15	(150,057)
Euro-Buxl 30 yr (Short)	7	1,199,290	Sep-15	(37,535)
Euro-Schatz 2 yr (Short)	64	7,822,707	Sep-15	(5,345)
Japanese Government Bond 10 yr (Long)	12	14,286,521	Sep-15	85,162
Japanese Government Bond 10 yr (Short)	11	13,095,978	Sep-15	(78,145)
Japanese Government Bond 10 yr Mini (Long)	22	2,619,373	Sep-15	15,905
U.K. Gilt 10 yr (Long)	33	6,044,994	Sep-15	12,801
U.S. Treasury Bond 30 yr (Long)	74	11,539,375	Sep-15	434,790
U.S. Treasury Bond Ultra 30 yr (Long)	55	8,774,219	Sep-15	53,041
U.S. Treasury Note 2 yr (Short)	3	657,188	Sep-15	(1,506)
U.S. Treasury Note 5 yr (Short)	86	10,306,563	Sep-15	(49,890)
U.S. Treasury Note 10 yr (Long)	138	17,586,375	Sep-15	22,366
U.S. Treasury Note 10 yr (Short)	114	14,527,875	Sep-15	(18,930)

Total				$539,127

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/15 (premiums $1,632,052) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	$19,455,800	$4,669
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	46,260,000	13,878
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	11,565,000	23,477
Barclays Bank PLC

(2.3975)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.3975	4,569,000	64,469
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	19,143,200	10,912
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	19,143,200	17,037
Credit Suisse International

(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	10,279,100	282,367
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	2,333,000	296,371
Goldman Sachs International

2.37/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	8,169,500	11,846
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	3,752,875	12,384
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	38,286,400	22,589
(2.37)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	8,169,500	64,049
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	22,980,200	8,732
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	22,980,200	18,614
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	3,723,000	510,129

Total			$1,361,523

WRITTEN OPTIONS OUTSTANDING at 7/31/15 (premiums $517,172) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$100.16	18,000,000	$123,119
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	10,000,000	560
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	20,000,000	20
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-15/99.92	15,600,000	8,081
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	9,000,000	115,497
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-15/103.23	9,500,000	3,810
Federal National Mortgage Association 30 yr 4.0s TBA commitments (Put)	Aug-15/106.05	2,000,000	718

Total			$251,805

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

2.28275/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.28275	$18,276,000	$(69,449)	$41,668
(2.50525)/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.50525	18,276,000	(69,449)	(32,714)
2.394/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	9,138,000	69,449	26,683
(2.394)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	9,138,000	69,449	(36,461)
JPMorgan Chase Bank N.A.

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	9,252,000	(44,706)	38,026
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	9,252,000	(16,043)	11,380
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	2,431,975	(64,710)	(3,526)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	2,431,975	(68,095)	(13,352)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	2,431,975	(59,591)	(15,759)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	4,764,600	(31,504)	(18,010)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	2,431,975	(61,794)	(22,812)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	9,529,300	(66,943)	(39,165)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	10,652,100	70,570	32,904
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	10,652,100	68,096	25,757
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	19,058,600	60,988	19,020
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	9,529,300	29,179	8,481
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	10,652,100	61,327	1,278
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	10,652,100	60,717	(7,883)
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	9,252,000	102,438	(70,221)

Total			$39,929	$(54,706)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/15 (proceeds receivable $5,976,563) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, August 1, 2045	$6,000,000	8/13/15	$6,036,094

Total			$6,036,094

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	15,581,594	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(13,516)
ILS	593,000	—	6/26/25	2.39%	3 month TELBOR03	(3,323)
ILS	593,000	—	6/29/25	2.404%	3 month TELBOR03	(3,472)
ILS	1,779,000	—	7/1/25	2.4517%	3 month TELBOR03	(12,419)
ILS	2,372,000	—	7/2/25	2.45625%	3 month TELBOR03	(16,764)
PLN	5,586,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(185,390)
PLN	2,785,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(93,675)
PLN	2,458,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(79,732)
PLN	638,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	3,340
PLN	638,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	3,169
PLN	1,914,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	9,038
PLN	1,914,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	16,127
PLN	1,914,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	14,897
ZAR	10,592,000	—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(63,887)
ZAR	7,061,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(42,656)
Goldman Sachs International
KRW	8,034,000,000	—	11/18/18	3 month KRW-CD-KSDA-BLOOMBERG	3.105%	313,752
KRW	981,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	11,589
JPMorgan Chase Bank N.A.
BRL	15,738,467	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(51,849)
PLN	264,000	—	3/12/25	6 month PLN-WIBOR-WIBO	2.4199%	(1,256)
ZAR	7,326,000	—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(41,916)
ZAR	21,978,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(134,707)

Total		$—	$(372,650)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	JPY	328,100,000		$(59)	11/19/43	1.75625%	6 month JPY-LIBOR-BBA	$(224,497)
		$34,000,000		1,025,779	3/18/22	2.50%	3 month USD-LIBOR-BBA	(464,006)
		6,889,700	(E)	29,159	4/20/19	3 month USD-LIBOR-BBA	1.85%	17,522
		1,724,800	(E)	(58,257)	4/20/27	2.415%	3 month USD-LIBOR-BBA	(14,020)
		22,462,000	(E)	140,122	9/16/25	2.60%	3 month USD-LIBOR-BBA	(423,717)
		54,035,400	(E)	202,845	9/16/20	2.00%	3 month USD-LIBOR-BBA	(477,893)
		84,114,000	(E)	94,854	9/16/17	1.25%	3 month USD-LIBOR-BBA	(334,883)
		2,203,700	(E)	92,255	9/16/45	3.10%	3 month USD-LIBOR-BBA	(72,917)
		43,092,000		38,003	6/18/17	0.955%	3 month USD-LIBOR-BBA	(63,084)
		10,279,100		94,432	7/29/25	2.5675%	3 month USD-LIBOR-BBA	(171,202)
		20,558,200		(94,839)	7/29/25	3 month USD-LIBOR-BBA	2.43375%	184,150
		10,279,100		(36,113)	7/29/25	3 month USD-LIBOR-BBA	2.403%	74,388
		10,279,100		(51,531)	8/4/25	3 month USD-LIBOR-BBA	2.4575%	101,011
		2,688,000		(35)	7/27/25	2.41176%	3 month USD-LIBOR-BBA	(31,259)
		5,004,000		(66)	7/28/25	2.3615%	3 month USD-LIBOR-BBA	(34,870)
		5,934,000		(78)	7/30/25	2.339%	3 month USD-LIBOR-BBA	(28,226)
		1,888,000		(64)	7/14/45	2.96%	3 month USD-LIBOR-BBA	(93,752)
		20,808,000		(61,805)	7/13/20	1.718%	3 month USD-LIBOR-BBA	(121,072)
		2,035,000		(27)	7/24/25	2.41%	3 month USD-LIBOR-BBA	(23,832)
		2,688,000		(35)	7/27/25	2.41668%	3 month USD-LIBOR-BBA	(32,473)
		4,329,000		(57)	7/28/25	2.36043%	3 month USD-LIBOR-BBA	(29,741)
		9,115,000		(73)	7/28/20	3 month USD-LIBOR-BBA	1.758%	37,333
		4,329,000		(57)	7/28/25	2.36589%	3 month USD-LIBOR-BBA	(31,908)
		4,329,000		(57)	7/28/25	2.3675%	3 month USD-LIBOR-BBA	(32,545)
		2,191,000		(18)	7/29/20	3 month USD-LIBOR-BBA	1.71385%	4,147
		2,191,000		(18)	7/29/20	3 month USD-LIBOR-BBA	1.719%	4,695
		393,000	(E)	(3)	9/30/25	2.3575%	3 month USD-LIBOR-BBA	(755)
	AUD	931,000		(9)	3/23/25	6 month AUD-BBR-BBSW	2.765%	(18,295)
	AUD	1,257,000		(13)	3/30/25	2.77%	6 month AUD-BBR-BBSW	24,259
	AUD	795,000		(6)	10/10/23	6 month AUD-BBR-BBSW	4.49%	68,871
	AUD	963,000		(10)	5/19/25	6 month AUD-BBR-BBSW	3.1575%	4,316
	AUD	602,000		(6)	5/22/25	3.215%	6 month AUD-BBR-BBSW	(4,879)
	AUD	720,000		(7)	6/1/25	3.045%	6 month AUD-BBR-BBSW	2,280
	AUD	663,000		(7)	6/5/25	3.325%	6 month AUD-BBR-BBSW	(9,802)
	AUD	733,000		(7)	6/11/25	3.385%	6 month AUD-BBR-BBSW	(13,480)
	AUD	1,382,000		(14)	6/16/25	3.373%	6 month AUD-BBR-BBSW	(24,155)
	AUD	707,000		(7)	6/19/25	3.26%	6 month AUD-BBR-BBSW	(7,170)
	AUD	672,000		(7)	7/1/25	3.305%	6 month AUD-BBR-BBSW	(8,469)
	AUD	671,000		(7)	7/3/25	6 month AUD-BBR-BBSW	3.4425%	14,333
	AUD	687,000		(7)	7/27/25	6 month AUD-BBR-BBSW	3.1595%	1,699
	CAD	11,029,000		(33)	6/17/17	0.92%	3 month CAD-BA-CDOR	(25,986)
	CAD	12,335,000		(92)	6/17/20	3 month CAD-BA-CDOR	1.24%	34,110
	CAD	1,770,000		(11)	4/15/20	3 month CAD-BA-CDOR	1.21%	5,522
	CAD	1,580,000		(17)	4/15/25	3 month CAD-BA-CDOR	1.80%	(9,694)
	CAD	1,340,000		(37)	4/15/45	3 month CAD-BA-CDOR	2.36%	(36,185)
	CAD	480,000		(5)	4/17/25	1.89%	3 month CAD-BA-CDOR	(146)
	CAD	1,918,000		(20)	4/17/25	1.91875%	3 month CAD-BA-CDOR	(4,574)
	CAD	1,702,000		(18)	4/17/25	1.89375%	3 month CAD-BA-CDOR	(980)
	CAD	4,176,000		(49)	6/17/25	2.253%	3 month CAD-BA-CDOR	(98,433)
	CAD	2,050,000		(22)	5/21/25	3 month CAD-BA-CDOR	2.1875%	41,205
	CAD	1,272,000		(14)	6/29/25	3 month CAD-BA-CDOR	2.255%	29,403
	CAD	778,000		(8)	6/29/25	3 month CAD-BA-CDOR	2.27%	18,824
	CAD	737,000		(7)	7/29/25	3 month CAD-BA-CDOR	2.03%	4,444
	CAD	2,356,000		17,548	7/17/25	3 month CAD-BA-CDOR	2.035%	33,994
	CAD	633,000		(6)	7/23/25	3 month CAD-BA-CDOR	2.0125%	3,200
	CHF	938,000		(12)	2/24/24	6 month CHF-LIBOR-BBA	1.355%	105,728
	CHF	7,360,000		(29)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	(13,722)
	CHF	1,450,000		(20)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	(4,909)
	CHF	1,450,000		(21)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	(4,614)
	CHF	7,360,000		(30)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	9,758
	CHF	762,000		(11)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	(1,331)
	CHF	3,058,000		(42)	7/10/25	6 month CHF-LIBOR-BBA	0.31%	8,365
	CHF	358,000		(5)	7/27/25	0.3075%	6 month CHF-LIBOR-BBA	(474)
	CHF	351,000		(5)	7/22/25	6 month CHF-LIBOR-BBA	0.34%	1,752
	EUR	121,000	(E)	466	9/16/45	6 month EUR-EURIBOR-Telerate	1.75%	8,823
	EUR	15,645,000	(E)	(24,029)	9/16/17	6 month EUR-EURIBOR-Telerate	0.25%	26,349
	EUR	24,163,000	(E)	159,072	9/16/20	6 month EUR-EURIBOR-Telerate	0.50%	262,778
	EUR	4,014,000	(E)	45,797	9/16/25	1.25%	6 month EUR-EURIBOR-Telerate	(57,164)
	EUR	1,435,000	(E)	(729)	9/16/35	1.75%	6 month EUR-EURIBOR-Telerate	(81,874)
	GBP	2,000	(E)	228	9/16/45	2.75%	6 month GBP-LIBOR-BBA	(164)
	GBP	2,024,000	(E)	(35,130)	9/16/20	6 month GBP-LIBOR-BBA	2.00%	10,645
	GBP	1,064,000	(E)	(1,335)	9/16/25	2.25%	6 month GBP-LIBOR-BBA	(32,089)
	JPY	18,345,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	14,488
	JPY	35,921,000		(12)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	28,092
	JPY	996,900,000		(39)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	46,321
	JPY	218,100,000		(38)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(170,873)
	JPY	17,784,000		(3)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	14,093
	JPY	20,000,000		(6)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	2,972
	JPY	120,000,000		(36)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	15,965
	JPY	627,000,000		(45)	11/7/19	0.2475%	6 month JPY-LIBOR-BBA	(10,114)
	JPY	369,900,000		(26)	11/7/19	0.25%	6 month JPY-LIBOR-BBA	(6,304)
	JPY	6,050,000		(2)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	836
	JPY	411,000,000		(103)	9/15/41	6 month JPY-LIBOR-BBA	1.768%	302,781
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	68,342
	JPY	20,907,000		(2)	5/1/25	0.51%	6 month JPY-LIBOR-BBA	688
	JPY	653,707,000		(39)	5/20/25	0.583%	6 month JPY-LIBOR-BBA	(13,535)
	JPY	519,805,000		(31)	5/26/25	6 month JPY-LIBOR-BBA	0.595%	14,698
	JPY	189,934,000		(21)	5/26/25	0.614%	6 month JPY-LIBOR-BBA	(8,286)
	JPY	155,936,000		(9)	6/4/25	6 month JPY-LIBOR-BBA	0.619%	7,105
	JPY	154,267,000		(16)	6/8/25	0.6725%	6 month JPY-LIBOR-BBA	(13,458)
	JPY	165,292,000		(17)	6/10/25	0.674%	6 month JPY-LIBOR-BBA	(14,557)
	JPY	162,642,000		(17)	6/12/25	0.6775%	6 month JPY-LIBOR-BBA	(14,696)
	JPY	461,189,000		(27)	6/17/25	6 month JPY-LIBOR-BBA	0.689%	45,238
	JPY	138,931,000		(8)	6/25/25	0.622%	6 month JPY-LIBOR-BBA	(5,912)
	JPY	519,805,000		(31)	7/2/25	6 month JPY-LIBOR-BBA	0.6325%	25,431
	JPY	162,255,000		(10)	7/15/25	0.6275%	6 month JPY-LIBOR-BBA	(6,815)
	NOK	3,131,000		(5)	6/25/25	2.3775%	6 month NOK-NIBOR-NIBR	(9,583)
	NOK	2,988,000		(5)	6/29/25	6 month NOK-NIBOR-NIBR	2.37%	8,830
	NOK	2,980,000		(5)	7/2/25	6 month NOK-NIBOR-NIBR	2.375%	8,886
	NOK	3,093,000		(5)	7/9/25	6 month NOK-NIBOR-NIBR	2.265%	5,479
	NOK	2,930,000		(5)	7/21/25	6 month NOK-NIBOR-NIBR	2.21%	3,218
	NOK	3,018,000		(5)	7/28/25	6 month NOK-NIBOR-NIBR	2.14%	878
	NZD	2,486,000		(25)	4/23/25	3 month NZD-BBR-FRA	3.7275%	27,950
	NZD	2,516,000		(26)	4/22/25	3 month NZD-BBR-FRA	3.705%	25,190
	NZD	657,000		(6)	7/2/25	3.9025%	3 month NZD-BBR-FRA	(9,022)
	NZD	529,000		(5)	7/3/25	3.95%	3 month NZD-BBR-FRA	(8,656)
	NZD	1,315,000		(12)	7/2/25	3.9525%	3 month NZD-BBR-FRA	(21,728)
	NZD	3,063,000		(26)	7/20/25	3.81%	3 month NZD-BBR-FRA	(25,876)
	NZD	499,000		(4)	7/24/25	3.765%	3 month NZD-BBR-FRA	(2,932)
	SEK	6,490,000		(10)	5/19/25	3 month SEK-STIBOR-SIDE	1.3225%	1,134
	SEK	9,749,000		(16)	6/23/25	1.5525%	3 month SEK-STIBOR-SIDE	(23,713)
	SEK	2,682,000		(4)	7/29/25	1.32%	3 month SEK-STIBOR-SIDE	1,109
	SEK	2,202,000		(3)	7/23/25	1.4275%	3 month SEK-STIBOR-SIDE	(1,780)
	JPY	97,000,000		(34)	9/2/43	1.87875%	6 month JPY-LIBOR-BBA	(93,536)

	Total			$1,574,779	$(1,812,989)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$518,919	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(8,079)
Barclays Bank PLC
	92,134	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	391
	173,002	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,721)
	2,925,285	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(45,545)
	6,695,304	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,355
	3,833	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(17)
	102,930	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	421
	426,644	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,698
	56,304	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	239
	851,039	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	7,377
	2,381,293	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,729
	478,136	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,954
	80,733	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	342
	261,744	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,110
	189,852	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	805
	1,425,955	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,491)
	71,202	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(128)
	227,993	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(706)
	113,996	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(353)
	113,996	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(353)
	228,784	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(709)
	594,112	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,841)
	228,784	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(709)
	343,239	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,344)
	690,789	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(8,340)
	226,028	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	923
	291,933	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(3,524)
	365,517	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,612)
	456,710	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,415)
	650,613	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,974
	180,127	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	736
	279,300	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(488)
	1,382,922	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,531
	670,545	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(8,312)
Citibank, N.A.
	176,302	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	720
Credit Suisse International
	775,817	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	4,543
	474,659	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,547
	1,192,849	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,572)
	926,875	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(11,779)
	463,438	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,890)
	999,231	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,386)
Goldman Sachs International
	149,916	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,075)
	26,027	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(115)
	429,489	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,754)
	429,489	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,754)
	1,410,603	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,962)
	526,005	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,435)
	37,392	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(65)
	44,857	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(78)
	847,247	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,480)
	1,212,866	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,074)
	638,668	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,044)
	803,106	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,504)
	782,753	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,797
	2,203,716	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(27,316)
	2,131,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(23,228)
	935,995	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(11,895)
GBP	1,234,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	(19,787)
JPMorgan Chase Bank N.A.
	$802,737	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,498)
	782,753	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,797
EUR	2,770,000	—	5/25/20	(1.115%)	Eurostat Eurozone HICP excluding tobacco	(11,043)
EUR	2,727,000	—	5/25/25	1.445%	Eurostat Eurozone HICP excluding tobacco	15,244

Total		$—	$(201,188)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX X NA BBB- Index	BBB-/P	$10,317	$181,000	5/11/63	300 bp	$10,495
	CMBX NA BBB- Index	BBB-/P	10,865	176,000	5/11/63	300 bp	11,038
	CMBX NA BBB- Index	BBB-/P	5,303	88,000	5/11/63	300 bp	5,390
	CMBX NA BBB- Index	BBB-/P	2,666	39,000	5/11/63	300 bp	2,704
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	13,526	122,000	5/11/63	300 bp	13,644
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	12,927	315,000	5/11/63	300 bp	13,236
	CMBX NA BBB- Index	BBB-/P	13,040	179,000	5/11/63	300 bp	13,214
	CMBX NA BBB- Index	BBB-/P	2,397	156,000	5/11/63	300 bp	2,550
	CMBX NA BBB- Index	BBB-/P	4,625	152,000	5/11/63	300 bp	4,774
	CMBX NA BBB- Index	BBB-/P	11,968	150,000	5/11/63	300 bp	12,115
	CMBX NA BBB- Index	BBB-/P	11,537	149,000	5/11/63	300 bp	11,682
	CMBX NA BBB- Index	BBB-/P	9,867	150,000	5/11/63	300 bp	10,015
	CMBX NA BBB- Index	BBB-/P	10,883	142,000	5/11/63	300 bp	11,022
	CMBX NA BBB- Index	BBB-/P	15,706	139,000	5/11/63	300 bp	15,841
	CMBX NA BBB- Index	BBB-/P	1,382	119,000	5/11/63	300 bp	1,499
	CMBX NA BBB- Index	BBB-/P	8,994	113,000	5/11/63	300 bp	9,106
	CMBX NA BBB- Index	BBB-/P	690	89,000	5/11/63	300 bp	778
	CMBX NA BBB- Index	BBB-/P	(345)	22,000	5/11/63	300 bp	(323)
	CMBX NA BBB- Index	BBB-/P	25	5,000	1/17/47	300 bp	(73)
	CMBX NA BBB- Index	BBB-/P	—	10,000	1/17/47	300 bp	(196)
	CMBX NA BBB- Index	BBB-/P	150	17,000	1/17/47	300 bp	(183)
	CMBX NA BBB- Index	BBB-/P	54	19,000	1/17/47	300 bp	(318)
	CMBX NA BBB- Index	BBB-/P	61	19,000	1/17/47	300 bp	(312)
	CMBX NA BBB- Index	BBB-/P	135	19,000	1/17/47	300 bp	(237)
	CMBX NA BBB- Index	BBB-/P	70	22,000	1/17/47	300 bp	(361)
	CMBX NA BBB- Index	BBB-/P	70	22,000	1/17/47	300 bp	(361)
	CMBX NA BBB- Index	BBB-/P	166	26,000	1/17/47	300 bp	(344)
	CMBX NA BBB- Index	BBB-/P	129	26,000	1/17/47	300 bp	(381)
	CMBX NA BBB- Index	BBB-/P	112	35,000	1/17/47	300 bp	(574)
	CMBX NA BBB- Index	BBB-/P	75	35,000	1/17/47	300 bp	(612)
	CMBX NA BBB- Index	BBB-/P	62	35,000	1/17/47	300 bp	(624)
	CMBX NA BBB- Index	BBB-/P	95	38,000	1/17/47	300 bp	(650)
	CMBX NA BBB- Index	BBB-/P	861	110,000	1/17/47	300 bp	(1,297)
	CMBX NA BB Index	—	(846)	162,000	5/11/63	(500 bp)	(842)
	CMBX NA BB Index	—	(448)	123,000	5/11/63	(500 bp)	(445)
	CMBX NA BB Index	—	(2,096)	120,000	5/11/63	(500 bp)	(2,092)
	CMBX NA BB Index	—	2,826	107,000	5/11/63	(500 bp)	2,829
	CMBX NA BB Index	—	575	106,000	5/11/63	(500 bp)	578
	CMBX NA BB Index	—	1,624	105,000	5/11/63	(500 bp)	1,627
	CMBX NA BB Index	—	941	91,000	5/11/63	(500 bp)	943
	CMBX NA BB Index	—	(254)	89,000	5/11/63	(500 bp)	(165)
	CMBX NA BB Index	—	1,221	69,000	5/11/63	(500 bp)	1,223
	CMBX NA BB Index	—	(415)	54,000	5/11/63	(500 bp)	(413)
	CMBX NA BB Index	—	(517)	54,000	5/11/63	(500 bp)	(516)
	CMBX NA BB Index	—	(493)	54,000	5/11/63	(500 bp)	(491)
	CMBX NA BB Index	—	1,060	53,000	5/11/63	(500 bp)	1,061
	CMBX NA BB Index	—	(58)	51,000	5/11/63	(500 bp)	(7)
	CMBX NA BB Index	—	613	41,000	5/11/63	(500 bp)	615
	CMBX NA BB Index	—	(297)	37,000	5/11/63	(500 bp)	(296)
	CMBX NA BB Index	—	(170)	27,000	5/11/63	(500 bp)	(169)
	CMBX NA BB Index	—	(2,308)	119,000	5/11/63	(500 bp)	(2,305)
	CMBX NA BBB- Index	BBB-/P	7,187	1,675,000	5/11/63	300 bp	8,834
	CMBX NA BBB- Index	BBB-/P	(4,569)	236,000	5/11/63	300 bp	(4,337)
	CMBX NA BBB- Index	BBB-/P	(1,627)	162,000	5/11/63	300 bp	(1,468)
	CMBX NA BBB- Index	BBB-/P	746	161,000	5/11/63	300 bp	904
	CMBX NA BBB- Index	BBB-/P	602	130,000	5/11/63	300 bp	730
	CMBX NA BBB- Index	BBB-/P	(2,114)	117,000	5/11/63	300 bp	(1,999)
	CMBX NA BBB- Index	BBB-/P	81	116,000	5/11/63	300 bp	195
	CMBX NA BBB- Index	BBB-/P	402	116,000	5/11/63	300 bp	516
	CMBX NA BBB- Index	BBB-/P	1,323	111,000	5/11/63	300 bp	1,432
	CMBX NA BBB- Index	BBB-/P	1,104	111,000	5/11/63	300 bp	1,213
	CMBX NA BBB- Index	BBB-/P	(1,020)	109,000	5/11/63	300 bp	(913)
	CMBX NA BBB- Index	BBB-/P	(364)	109,000	5/11/63	300 bp	(256)
	CMBX NA BBB- Index	BBB-/P	(364)	109,000	5/11/63	300 bp	(257)
	CMBX NA BBB- Index	BBB-/P	(912)	109,000	5/11/63	300 bp	(805)
	CMBX NA BBB- Index	BBB-/P	(1,082)	108,000	5/11/63	300 bp	(976)
	CMBX NA BBB- Index	BBB-/P	67	101,000	5/11/63	300 bp	167
	CMBX NA BBB- Index	BBB-/P	589	97,000	5/11/63	300 bp	684
	CMBX NA BBB- Index	BBB-/P	670	91,000	5/11/63	300 bp	760
	CMBX NA BBB- Index	BBB-/P	(332)	55,000	5/11/63	300 bp	(277)
	CMBX NA BBB- Index	BBB-/P	(525)	55,000	5/11/63	300 bp	(470)
	CMBX NA BBB- Index	BBB-/P	1,309	55,000	5/11/63	300 bp	1,363
	CMBX NA BBB- Index	BBB-/P	94	35,000	5/11/63	300 bp	129
	CMBX NA BBB- Index	BBB-/P	48	1,000	5/11/63	300 bp	49
	CMBX NA BBB- Index	BBB-/P	890	71,000	1/17/47	300 bp	(503)
	CMBX NA BBB- Index	BBB-/P	2,634	90,000	1/17/47	300 bp	869
	CMBX NA BBB- Index	BBB-/P	4,074	182,000	1/17/47	300 bp	397
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(692)	100,000	5/11/63	300 bp	(593)
	CMBX NA BBB- Index	BBB-/P	59	15,000	1/17/47	300 bp	(235)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(273)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(273)
	CMBX NA BBB- Index	BBB-/P	141	33,000	1/17/47	300 bp	(506)
	CMBX NA BBB- Index	BBB-/P	118	33,000	1/17/47	300 bp	(530)
	CMBX NA BBB- Index	BBB-/P	118	33,000	1/17/47	300 bp	(530)
	CMBX NA BB Index	—	(1,315)	124,000	5/11/63	(500 bp)	(1,311)
	CMBX NA BB Index	—	70	58,000	5/11/63	(500 bp)	72
	CMBX NA BB Index	—	(519)	54,000	5/11/63	(500 bp)	(517)
	CMBX NA BB Index	—	543	53,000	5/11/63	(500 bp)	545
	CMBX NA BB Index	—	1,198	53,000	5/11/63	(500 bp)	1,200
	CMBX NA BB Index	—	(80)	40,000	1/17/47	(500 bp)	625
	CMBX NA BBB- Index	BBB-/P	(1,950)	117,000	5/11/63	300 bp	(1,834)
	CMBX NA BBB- Index	BBB-/P	(437)	109,000	5/11/63	300 bp	(330)
	CMBX NA BBB- Index	BBB-/P	(1,011)	108,000	5/11/63	300 bp	(904)
	CMBX NA BBB- Index	BBB-/P	(1,083)	108,000	5/11/63	300 bp	(977)
	CMBX NA BBB- Index	BBB-/P	(1,083)	108,000	5/11/63	300 bp	(977)
	CMBX NA BBB- Index	BBB-/P	1,188	104,000	5/11/63	300 bp	1,290
	CMBX NA BBB- Index	BBB-/P	614	103,000	5/11/63	300 bp	716
	CMBX NA BBB- Index	BBB-/P	(600)	55,000	5/11/63	300 bp	(546)
	CMBX NA BBB- Index	BBB-/P	(145)	18,000	5/11/63	300 bp	(127)
	CMBX NA BBB- Index	BBB-/P	401	19,000	1/17/47	300 bp	21
	CMBX NA BBB- Index	BBB-/P	2,725	91,000	1/17/47	300 bp	939

	Total		$156,664	$144,318

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $288,778,874.
(b)	The aggregate identified cost on a tax basis is $305,701,862, resulting in gross unrealized appreciation and depreciation of $8,524,719 and $17,848,799, respectively, or net unrealized depreciation of $9,324,080.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$3,318,955	$3,318,955	$383	$—
	Putnam Short Term Investment Fund*	33,891,737	104,500,901	126,723,142	12,778	11,669,496
	Totals	$33,891,737	$107,819,856	$130,042,097	$13,161	$11,669,496
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $77,618,910 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	51.5%
	Germany	8.3
	Japan	7.1
	France	4.4
	United Kingdom	4.0
	Italy	3.9
	Greece	2.1
	Spain	2.1
	Argentina	2.1
	Netherlands	2.0
	Supra-Nation	1.6
	Mexico	1.5
	Canada	1.2
	South Africa	0.9
	Russia	0.9
	Belgium	0.9
	Ireland	0.7
	Poland	0.7
	Brazil	0.6
	Other	3.5

	Total	100.0%
	⌂Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $417,216 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,204,388 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,948,811 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,687,000	$2,948,000
Corporate bonds and notes	—	79,085,305	543,400
Foreign government and agency bonds and notes	—	109,639,682	—
Mortgage-backed securities	—	64,623,484	2,414,230
Municipal bonds and notes	—	407,760	—
Purchased options outstanding	—	453,764	—
Purchased swap options outstanding	—	985,994	—
U.S. government agency mortgage obligations	—	6,036,094	—
Short-term investments	11,789,496	9,763,573	—

Totals by level	$11,789,496	$278,682,656	$5,905,630

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$534,027	$—
Futures contracts	539,127	—	—
Written options outstanding	—	(251,805)	—
Written swap options outstanding	—	(1,361,523)	—
Forward premium swap option contracts	—	(54,706)	—
TBA sale commitments	—	(6,036,094)	—
Interest rate swap contracts	—	(3,760,418)	—
Total return swap contracts	—	(201,188)	—
Credit default contracts	—	(12,346)	—

Totals by level	$539,127	$(11,144,053)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of July 31, 2015

Asset-backed securities	$—	$—	$—	$—	$—	$—	$2,948,000	$2,948,000
Corporate bonds and notes	—	—	—	—	—	—	543,400	543,400
Mortgage-backed securities	—	—	—	—	—	—	2,414,230	2,414,230

Totals:	$—	$—	$—	$—	$—	$—	$5,905,630	$5,905,630

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $— related to Level 3 securities still held at period end.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$8,148	$20,494
Foreign exchange contracts	2,143,023	1,608,996
Interest rate contracts	4,994,791	8,645,546

Total	$7,145,962	$10,275,036

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$35,700,000
Purchased swap option contracts (contract amount)		$289,700,000
Written TBA commitment option contracts (contract amount)		$55,300,000
Written swap option contracts (contract amount)		$252,300,000
Futures contracts (number of contracts)		900
Forward currency contracts (contract amount)		$421,700,000
OTC interest rate swap contracts (notional)		$52,100,000
Centrally cleared interest rate swap contracts (notional)		$668,100,000
OTC total return swap contracts (notional)		$58,400,000
OTC credit default contracts (notional)		$8,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$46,571	$325,341	$—	$—	$—	$—	$—	$—	$—	$371,912
	Centrally cleared interest rate swap contracts§	—	—	494,673	—	—	—	—	—	—	—	—	—	—	—	494,673
	OTC Total return swap contracts*#	—	85,585	—	720	11,090	—	10,797	—	26,041	—	—	—	—	—	134,233
	OTC Credit default contracts*#	476	118	—	—	5,920	—	1,634	—	—	—	—	—	—	—	8,148
	Futures contracts§	—	—	—	—	—	—	—	—	—	206,393	—	—	—	—	206,393
	Forward currency contracts#	54,495	343,078	—	45,174	339,534	195,851	193,244	115,384	158,176	—	96,957	411,148	47,919	142,063	2,143,023
	Forward premium swap option contracts#	—	—	—	—	68,351	—	—	—	136,846	—	—	—	—	—	205,197
	Purchased swap options#	52,013	61,681	—	32,352	589,842	—	216,785	—	33,321	—	—	—	—	—	985,994
	Purchased options#	—	—	—	—	—	—	—	—	453,764	—	—	—	—	—	453,764

	Total Assets	$106,984	$490,462	$494,673	$78,246	$1,014,737	$242,422	$747,801	$115,384	$808,148	$206,393	$96,957	$411,148	$47,919	$142,063	$5,003,337

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$514,834	$—	$—	$229,728	$—	$—	$—	$—	$—	$744,562
	Centrally cleared interest rate swap contracts§	—	—	1,227,992	—	—	—	—	—	—	—	—	—	—	—	1,227,992
	OTC Total return swap contracts*#	8,079	84,608	—	—	48,627	—	170,566	—	23,541	—	—	—	—	—	335,421
	OTC Credit default contracts*#	—	—	—	—	15,423	—	5,071	—	—	—	—	—	—	—	20,494
	Futures contracts§	—	—	—	—	—	—	—	—	—	76,741	—	—	—	—	76,741
	Forward currency contracts#	63,560	204,265	—	151,086	260,155	59,520	8,568	172,642	131,587	—	175,103	153,584	120,787	108,139	1,608,996
	Forward premium swap option contracts#	—	—	—	—	69,175	—	—	—	190,728	—	—	—	—	—	259,903
	Written swap options#	42,024	64,469	—	27,949	578,738	—	110,868	—	537,475	—	—	—	—	—	1,361,523
	Written options#	—	—	—	—	—	—	—	—	251,805	—	—	—	—	—	251,805

	Total Liabilities	$113,663	$353,342	$1,227,992	$179,035	$972,118	$574,354	$295,073	$172,642	$1,364,864	$76,741	$175,103	$153,584	$120,787	$108,139	$5,887,437

	Total Financial and Derivative Net Assets	$(6,679)	$137,120	$(733,319)	$(100,789)	$42,619	$(331,932)	$452,728	$(57,258)	$(556,716)	$129,652	$(78,146)	$257,564	$(72,868)	$33,924	$(884,100)
	Total collateral received (pledged)##†	$—	$120,000	$—	$(100,789)	$(129,987)	$(331,932)	$417,216	$(57,258)	$(556,716)	$—	$(78,146)	$—	$(72,868)	$—
	Net amount	$(6,679)	$17,120	$(733,319)	$—	$172,606	$—	$35,512	$—	$—	$129,652	$—	$257,564	$—	$33,924

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015